Debt, Cash and Cash Equivalents - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ (173)	€ (117)
Total debt	23,560	24,568
Cash and cash equivalents	(15,969)	(9,427)	€ (6,742)	€ (6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	(34)
Net debt	7,680	15,107
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	22,230	24,207
Other bank borrowings	1,206	196
Other borrowings	14	25
Bank credit balances	307	305
Interest rate and currency derivatives used to manage debt	(144)	(86)
Total debt	23,613	24,647
Cash and cash equivalents	(15,969)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	(34)
Net debt	7,733	15,186
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	(6)
Net debt	20,428	20,175
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(15,969)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	89	(28)
Net debt	(12,695)	(4,989)
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	20,340	20,128
Other bank borrowings	75	40
Other borrowings	13	13
Bank credit balances	0	0
Interest rate and currency derivatives used to manage debt	0	0
Total debt	20,428	20,181
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	1,890	4,079
Other bank borrowings	1,131	156
Other borrowings	1	12
Bank credit balances	307	305
Interest rate and currency derivatives used to manage debt	(144)	(86)
Total debt	€ 3,185	€ 4,466